Condensed Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating expenses:
Research and development	$ 24,616	$ 9,698	$ 16,336	$ 8,523
General and administrative	5,169	2,284	3,514	2,408
Total operating expenses	29,785	11,982	19,850	10,931
Loss from operations	(29,785)	(11,982)	(19,850)	(10,931)
Other income (expense):
Interest expense	(39)	(2,524)	(2,528)	(444)
Change in fair value of convertible preferred stock warrant liability	(3,300)	2,713	2,833	100
Change in fair value of convertible preferred stock purchase right				3,707
Other income (expense), net	41	(9)	(14)	(1)
Total other income (expense)	(3,298)	180	291	3,362
Net loss and comprehensive loss	(33,083)	(11,802)	(19,559)	(7,569)
Accretion to redemption value of convertible preferred stock	(35)	(526)	(539)	(801)
Net loss attributable to common stockholders	$ (33,118)	$ (12,328)	$ (20,098)	$ (8,370)
Net loss per share attributable to common stockholders, basic and diluted	$ (9.83)	$ (165.29)	$ (268.79)	$ (118.99)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	3,369,437	74,585	74,772	70,343